Segment Operating Results and Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net revenues
Revenues	¥ 27,234,521	¥ 25,691,911	¥ 22,064,192
Operating expenses	24,483,957	23,399,799	20,743,304
Operating income	2,750,564	2,292,112	1,320,888
Assets	47,729,830	41,437,473	35,483,317
Investment in equity method investees	2,691,222	2,429,576	2,102,584
Depreciation expenses	1,409,075	1,250,853	1,105,109
Capital expenditure	3,357,568	2,678,691	1,974,152
Sales to external customers
Net revenues
Revenues	27,234,521	25,691,911	22,064,192
Inter-segment Elimination
Net revenues
Revenues	(744,548)	(661,820)	(592,039)
Operating expenses	(742,319)	(655,993)	(598,787)
Operating income	(2,229)	(5,827)	6,748
Assets	7,564,434	6,621,213	4,761,988
Investment in equity method investees	84,294	69,812	57,651
Capital expenditure	(31,086)	(30,693)	1,845
Inter-segment Elimination | Inter-segment sales and transfers
Net revenues
Revenues	(744,548)	(661,820)	(592,039)
Automotive | Operating Segments
Net revenues
Revenues	25,062,129	23,781,404	20,419,100
Operating expenses	22,736,819	21,842,626	19,474,396
Operating income	2,325,310	1,938,778	944,704
Assets	15,897,022	14,275,376	13,179,741
Investment in equity method investees	2,588,127	2,343,217	2,033,040
Depreciation expenses	819,280	789,266	745,880
Capital expenditure	1,262,670	1,044,510	937,695
Automotive | Operating Segments | Sales to external customers
Net revenues
Revenues	25,006,224	23,733,855	20,378,762
Automotive | Operating Segments | Inter-segment sales and transfers
Net revenues
Revenues	55,905	47,549	40,338
Financial Services | Operating Segments
Net revenues
Revenues	1,661,149	1,421,047	1,170,670
Operating expenses	1,299,316	1,126,156	854,850
Operating income	361,833	294,891	315,820
Assets	22,378,941	18,943,587	16,231,473
Investment in equity method investees	8,801	7,129	4,925
Depreciation expenses	564,619	437,896	336,528
Capital expenditure	2,086,481	1,624,944	1,005,326
Financial Services | Operating Segments | Sales to external customers
Net revenues
Revenues	1,621,685	1,379,267	1,150,042
Financial Services | Operating Segments | Inter-segment sales and transfers
Net revenues
Revenues	39,464	41,780	20,628
All Other | Operating Segments
Net revenues
Revenues	1,255,791	1,151,280	1,066,461
Operating expenses	1,190,141	1,087,010	1,012,845
Operating income	65,650	64,270	53,616
Assets	1,889,433	1,597,297	1,310,115
Investment in equity method investees	10,000	9,418	6,968
Depreciation expenses	25,176	23,691	22,701
Capital expenditure	39,503	39,930	29,286
All Other | Operating Segments | Sales to external customers
Net revenues
Revenues	606,612	578,789	535,388
All Other | Operating Segments | Inter-segment sales and transfers
Net revenues
Revenues	¥ 649,179	¥ 572,491	¥ 531,073